Prepaid Land Lease and Other Leases (Details) - Schedule future minimum lease payments in relation to non-cancellable leases - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule Future Minimum Lease Payments In Relation To Non Cancellable Leases Abstract
Within 1 year	$ 163,906	$ 18,757	$ 19,459
Later than 1 year but no later than 5 years	655,622	75,029	77,835
Later than 5 years	1,309,242	631,784	674,873
Total lease payments	$ 2,128,770	$ 725,570	$ 772,167